MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICIES

NOTE 2 – MATERIAL ACCOUNTING POLICIES

A)	Compliance with IFRS Accounting Standards and disclosure requirements

The consolidated financial statements as of December 31, 2025, 2024 and for each of the three years in the period ended December 31, 2025, have been prepared in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board.

B)	Basis of presentation of the financial statements

1)	The material accounting policies described below have been applied on a consistent basis for all the years presented, unless otherwise stated.

2)	The preparation of financial statements in accordance with IFRS Accounting Standards requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity and expenses, as well as the related disclosures of contingent assets and liabilities, in the process of applying the Company’s accounting policies. Actual results could differ from those estimates

3)	The Company’s operating cycle is 12 months.

C)	Translation of balances and transactions in foreign currency

1)	Functional currency

The functional and reporting currency in these financial statements is the New Israeli Shekels (NIS), which is the primary currency of the economic environment in which the Company operates.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in comprehensive loss as financial income (expense).

Translation differences related to non-monetary financial assets and liabilities (such as equity securities like shares or options) classified as financial instruments at fair value through comprehensive loss are recognized in comprehensive loss, as part of the gain or loss on changes at fair value.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 – MATERIAL ACCOUNTING POLICIES (cont.)

3)	Convenience translation into U.S. dollars

The reported NIS amounts as of December 31, 2025 and for the year then ended have been translated into U.S. dollars (“US dollars”, “USD”, “$”). All figures were translated using the representative exchange rate as of December 31, 2025 ($1 = NIS 3.19). The translation was made solely for the convenience of the reader. The dollar amount presented in these financial statements should not be construed to represent amounts receivable or payable in dollars or convertible into dollars, unless otherwise indicated in these financial statements.

D)	Consolidated financial statements:

A subsidiary is an entity over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The subsidiaries are deconsolidated from the date that control ceases. Intercompany balances and transactions, including income and expenses on transactions between the Company’s subsidiaries, are eliminated. The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

E)	Critical accounting estimates and judgments

1)	Critical accounting estimates and assumptions

Estimates and judgments are continuously evaluated and are based on past experience and other factors, including expectations regarding future events that are considered reasonable in light of existing circumstances. The Company formulates estimates and assumptions about the future. By their nature, it is rare for accounting estimates to exactly match the actual results. The estimates and assumptions that carry a significant risk of requiring material adjustments to the carrying amounts of assets and liabilities in the financial statements during the next fiscal year are detailed below:

A)	Fair value of derivatives

The fair value of financial instruments that are not traded in an active market (e.g., over-the-counter derivatives) is determined using valuation techniques. The Company exercises judgment in selecting different valuation methods and in making assumptions, which are primarily based on prevailing market conditions at each reporting date.

The Company has engaged with a valuation specialist to determine the fair value of financial assets measured at fair value that are not traded in an active market, using generally accepted valuation techniques (see also Note 4b(3)).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 – MATERIAL ACCOUNTING POLICIES (cont.)

B)	Liability for grants from the Israel Innovation Authority

In accordance with the accounting treatment outlined in Note 12a(5), the Company’s management must assess whether there is reasonable assurance that a grant received from the Israel Innovation Authority will not be repayable. If management concludes that there is no reasonable assurance that a grant, for which eligibility has been established, will not be repaid, the Company recognizes a financial liability. The present value of the liability for grants (see also Note 12a(5) is based on the Company’s management forecasts and assumptions regarding the royalty payments to be made based on the Company’s future revenues and the applicable discount rate.

The Company’s financial statements include a liability for grants to be repaid, based on the projected aggregate sales of the Company in the coming years. Management’s forecasts for aggregate sales until the full repayment of the grants are based on the Company’s planned sales of its products in the coming years.

2)	Critical judgments impacting the application of the Company’s accounting policies

A)	Determination of lease period

As part of applying IFRS 16, the Company’s management considers facts and circumstances that create an economic incentive of the exercise of extension options or the non-exercise of termination options. Extension options, or periods after the exercise of termination options, are included in the term of the lease only to the extent that it is reasonably certain that the lease will be extended (or not terminated).

The Company assess that all existing extension options in the lease agreements that it is party to are reasonably certain to be exercised, and all termination options are reasonably certain not be exercised.

The Company’s management examines whether the extension option is reasonably certain to be exercised, or the termination option is reasonably certain not to be exercised, upon the occurrence of a significant event or change in circumstances that is under the control of the Company, and also affect the decision whether the Company is reasonably certain to exercise an option that was not previously included in determining the lease period, or not exercise an option previously included in determining the term of the lease.

B)	Research and development capitalization

In accordance with the accounting treatment described in Note 16(a), the Company’s management must assess whether the criteria for recognizing development costs as intangible assets are met. The Company’s management exercised judgment in evaluating whether the criteria for capitalizing development costs related to its projects were met. Management concluded that, for Pulsenmore ES and Pulsenmore FC products, the incurred costs are considered maintenance of existing assets rather than the development of new ones, whereas for the Company’s other products, as of the reporting date, there is insufficient certainty regarding the technical feasibility of completing the asset in a manner that would make it available for use or sale.

As of December 31, 2025, 2024 and 2023, the Company has not met the criteria for capitalizing development costs as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development costs. Consequently, the research and development costs of the Company are fully recognized in the statement of comprehensive loss as incurred.

C)	Share-based compensation

Expenses related to options granted to directors, consultants, and employees are measured based on the fair value of the options, which is determined using the Black-Scholes pricing model. The pricing model requires assumptions regarding various factors, including expected volatility, the expected life of the options and the fair value of the shares at the grant date. The expected volatility is estimated based on the historical volatility of the Company and comparable publicly traded peer companies.

The expected life of the options is estimated based on anticipated future price volatilities and the expected exercise patterns of the option holders.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS